Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) shares in Thousands, $ in Thousands, $ in Thousands	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares		Common Stock [Member] Common Class A [Member] shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] USD ($)	Accumulated Foreign Currency Adjustment Attributable to Parent [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2023 | $		$ 4				$ 18,663		$ (25,893)		$ (117)		$ (7,343)		$ (79)		$ (7,422)
Balance, shares at Dec. 31, 2023 | shares	3,543	3,543		12,571
Net loss | $								(13,530)		37		(13,493)		(12)		(13,505)
Conversion of convertible loan from third parties | $			[1]			372						372				372
Conversion of convertible loan from third parties, shares | shares				68
Share-based compensation | $		$ 1				9,863						9,864				9,864
Share-based compensation, shares | shares				1,500
Issuance of new Class A Shares | $		$ 1				13,810						13,811				13,811
Issuance of new Class A Shares, shares | shares				3,200
Balance at Jun. 30, 2024 | $		$ 6				42,708		(39,423)		(80)		3,211		(91)		3,120
Balance, shares at Jun. 30, 2024 | shares	3,543	3,543		17,339
Balance at Dec. 31, 2024 | $		$ 7				48,397		(44,543)		111		3,972		(104)		3,868
Balance, shares at Dec. 31, 2024 | shares	3,542	3,542		22,747
Net loss								(4,810)		(233)		(5,043)		(2)	$ (3,966)	(5,045)
Share-based compensation | $		$ 1				1,566						1,567				1,567
Share-based compensation, shares | shares	3,000	3,000
Issuance of new Class A Shares | $		$ 1				1,866						1,867				1,867
Issuance of new Class A Shares, shares | shares				4,850
Balance at Jun. 30, 2025	$ 7	$ 9			$ 40,749	$ 51,829	$ (38,803)	$ (49,353)	$ (96)	$ (122)	$ 1,857	$ 2,363	$ (83)	$ (106)	$ 1,774	$ 2,257
Balance, shares at Jun. 30, 2025 | shares	6,542	6,542		27,597

[1]	Amount less than S$1,000.